The Florida TaxFree Funds



The Florida TaxFree ShortTerm Fund
The Florida TaxFree Money Market Fund

























Distributor:
William R. Hough & Co.
100 Second Avenue South, Suite 800
St. Petersburg, Florida  33701
(800) 557-7555


Annual Report
April 30, 1999
This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.




CONTENTS

President's Message                             1

The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	3
                Municipal Bonds                 4

The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	9
                Municipal Bonds                 9

        Statements of Assets and Liabilities    16

        Statements of Operations                17

        Statements of Changes in Net Assets     18

        Notes to Financial Statements           19

Independent Auditor's Report                    25

THE FLORIDA TAXFREE FUNDS               - PRESIDENT'S MESSAGE

Dear Shareholder:

We are pleased to present the Annual Report on The Florida TaxFree Funds.
We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.

The Florida TaxFree Money Market Fund
Total net assets of the Fund grew during the past year to $160.4 million as of April 30, 1999. This compares with $149.4 million on April 30, 1998.
IBC Financial Data, Inc. and Lipper, Inc., are two respected mutual fund performance and statistical reporting companies that rank money market fund performance by category. We are pleased to announce for the five-year period ending December 31, 1998, The Florida Tax Free Money Fund was ranked number one out of 16 state tax-exempt money market funds by Lipper, based on total return for the period. For the quarter ended March 31, 1999, the Florida TaxFree Money Market Fund was ranked 19th out of 219 tax-free state specific funds by IBC.
We are pleased to report that, for the calendar year ending December 31, 1998, The Florida TaxFree Money Market Fund was ranked by IBC in the top 10% out of a total of approximately 216 tax-free state specific funds tracked by the firm based on total return for the period.
Had certain fees and expenses not been reimbursed by the adviser, the yield and ranking would have been lower. Past performance, however, is no guarantee of future results.
The 7-day average yield of the Fund was 2.93% as of April 30, 1999. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 4.78%.

The Florida TaxFree ShortTerm Fund

As of April 30, 1999, total net assets for the Fund were $29.3 million. The portfolio had a dollar-weighted average maturity of 2.62 years and a 30 day
SEC yield of 3.36% on April 30, 1999. This yield equates to a tax equivalent yield of 5.45% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.
The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $10.11 on April 30, 1999, compared with $10.05 on April 30, 1998, contributing to a 4.71% cumulative total return on the Fund for the year ended April 30, 1999. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period.
The Fund paid dividends of 40 cents per share for the year ended April 30, 1999. The cumulative total return on the Fund since its inception November 22, 1993 through April 30, 1999 was 26.74%. This represents a return of 4.46% on an annualized basis. As shown on the accompanying chart, another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $12,674.60 on October 31, 1999, including reinvestment of all distributions.

Contained in this space is a line graph comparing a $10,000 investment made on inception of the Fund (11/22/93) to the Lehman 3-Year Bond Index. The vertical axis shows values starting at $9,500, in $500 increments, up to $13,000. The horizontal axis shows the time period starting with the inception of the Fund (11/22/93) and through April 1999, at three month intervals.

The Florida Intangible Tax
The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.
Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.


We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,
W. Robb Hough, Jr.
President
The Hough Group of Funds




THE FLORIDA TAXFREE MONEY MARKET FUND
STATEMENT OF INVESTMENTS

Variable Rate Demand Notes                      Principal            Value
                                                Amount
FLORIDA  (37%)
Broward County, FL Education, Research, and    $2,000,000           $2,000,000
Training Auth, IDB, (The International Game
Fish Association Project), Series 1997, 4.05%,
08/01/04, NationsBank, N.A., LOC

Broward County, FL, IDB, (Pavermodule, Inc.     600,000              600,000
Project), 4.05%, 09/01/04, NationsBank, N.A., LOC

Broward County, FL, IDB, (W.R. Bonsal Company   1,300,000            1,300,000
Project), 4.15%, 09/01/08, NationsBank, N.A., LOC

Capital Projects Finance Auth, FL, Industrial   4,100,000            4,100,000
Development RB, (Capital Projects Loan Program),
Series 1997A, 4.00%, 07/01/27, FSA Insured, Credit
Suisse First Boston, `SBPA

Collier County, FL HFA, Housing RB, (River      1.900,000            1,900,000
Reach),4.00%, 12/01/15, Morgan Guaranty Trust Co., LOC

Collier County, FL HFA, Housing RB,             4,900,000            4,900,000
(Saddlebrook), 4.25%, 12/25/30, Texas Commerce Bank, LOC

Dade County, FL Health Facilities Auth,         3,000,000            3,000,000
Hospital RB, (Miami Children's Hospital),
4.30%, 09/01/20, Barnett Bank of South FL, LOC

Dade County, FL IDA, IDB, (Dolphins Stadium),   2,100,000            2,100,000
Series D, 3.95%, 01/01/16, Societe Generale, LOC

Dade County, FL IDA, IDB, (Arlington Sales),    1,150,000            1,150,000
4.40%, 06/01/08, Credit Commercial de France, LOC

Dade County, FL IDA, IDB, (Dynacolor Graphics   475,000              475,000
Project), 4.40%, 06/01/99, Credit Commercial de France, LOC

Florida HFA, Housing RB, (Clear Lake),          1,000,000            1,000,000
Series D, 4.00%, 12/01/09, Continental Casualty, GTY

Florida HFA, Housing RB, (Lakes of Northdale    1,675,000            1,675,000
Project), Series D, 4.10%, 06/01/07, SouthTrust Bank of AL, LOC

Florida HFA, Housing RB, (Springs Colony        2,000,000            2,000,000
Project), 1985 Series FF, 4.00%, 09/15/26, FNMA
Collateralized

Florida Housing Finance Corp, Housing RB,       1,000,000            1,000,000
(South Pointe Project), Series J, 3.54%, 02/15/28,
FNMA Collateralized

Floyd County, GA Development Auth, Pollution    700,000              700,000
Ctrl RB, (GA Power Co - Plant Hammond Project),
First Series 1996, 4.35%, 09/01/26

Hillsborough County, FL IDA, Pollution Control  1,000,000            1,000,000
RB, (Reynolds Metals Company), 3.45%, 12/01/15,
Dresdner Bank, A.G., LOC

Hillsborough County, FL IDA, Pollution Ctrl RB, 1,600,000            1,600,000
(Tampa Electric Co.), 4.30%, 11/01/20

Hillsborough County, FL IDA, Industrial         1,200,000            1,200,000
Development RB, (Berry Packaging Inc.),
4.15%, 07/01/17, NationsBank, N.A., LOC

Inland Protection Financing Corp, FL, Solid     9,320,000            9,320,000
Waste RB, (Series BTP-273 Class A Certificates),
Series 1997, 4.20%, 01/01/04, FSA Insured, The
Bank of New York, Liquidity Facility

Jacksonville, FL, Industrial Development RB,    245,000              245,000
(Coastal Industries), 4.35%, 08/01/08, Credit
Commercial de France, LOC


Lake County, FL IDA, IDB, (Novelty Crystal      1,350,000            1,350,000
Corp.), 4.40%, 03/01/09, Credit Commercial de France, LOC

Miami-Dade County, FL IDA, Industrial           6,000,000            6,000,000
Development RB, (Professional Modification Services
Project), Series 1998, 4.20%, 08/01/18, Bankers Trust Company, LOC

Variable Rate Demand Notes (Continued)
                                                Principal
                                                Amount               Value

Nassau County, FL, Pollution Control RB,        2,500,000            2,500,000
(Rayonier Project), Series 1999, 3.90%, 10/01/08,
SunTrust Bank, Atlanta, LOC

Orange County, FL Educational Facilities Auth,  2,000,000            2,000,000
Higher Education RB, (Rollins College Project),
4.05%, 05/01/25, Barnett Bank, N.A., LOC

Pinellas County, FL HFA, Housing RB,            1,600,000            1,600,000
(Lynn Lake II), 3.95%, 07/01/11, NationsBank of Georgia, N.A., LOC

St. Lucie County, FL, Pollution Control RB,     1,200,000            1,200,000
(Florida Power & Light), 4.30%, 01/01/27

Sumter County, FL IDA, IDB, (Great Southern     400,000              400,000
Wood, FL, Inc.), 4.60%, 04/01/05, SouthTrust Bank, LOC

Tamarac, FL, IDB, (Tampa Bay Business Center,   1,600,000            1,600,000
Inc. Project), 4.15%, 08/01/15, NationsBank of FL, NA, LOC


Volusia Cnty, FL IDA,  (RS Displays Inc.        725,000              725,000
Project), 4.40%, 6/01/09,  Credit Commercial de France, LOC

Total Variable Rate Demand Notes  (Cost $58,640,000)


Municipal Bonds                                 Principal            Value
                                                Amount
FLORIDA  (58%)
Bay County, FL School District, Public Improv   3,640,000            3,640,082
RB, 3.80%, 06/01/99, FSA Insured

Broward County, FL Airport System,              2,240,000            2,239,032
Transportation RB, (Passenger Facility
Charge/Convertible Lien Bonds), Series
1998H-1, 3.00%, 10/01/99, AMBAC Insured

Broward County, FL, Certificates of             100,000              100,090
Participation, Series A, 4.75%, 06/01/99, MBIA Insured

Broward County, FL School District, Revenue     4,450,000            4,468,472
Anticipation Notes, Series B, 3.50%, 04/13/00

Dade County, FL, GO Bonds, Series B,            50,000               50,001
5.50%, 07/01/99

Dade County, FL, Guaranteed Entitlement         125,000              121,463
Spl Assmt Bonds, Series B, Zero Coupon,
02/01/00, MBIA Insured

Dade County, FL School Board, Certificates      250,000              250,000
of Participation, 4.30%, 05/01/99, AMBAC Insured

Dade County, FL School District, GO Bonds,      105,000              107,649
7.10%, 07/01/99, Pre-refunded @ 102

Dade County, FL School District, GO Bonds,      150,000              153,978
7.20%, 07/01/99, Pre-refunded @ 102

Dade County, FL School District, GO Bonds,      750,000              770,214
7.375%, 07/01/99, Pre-refunded @ 102

Dade County, FL School District, GO Bonds,      200,000              205,300
7.10%, 07/01/99, Pre-refunded @ 102

Dade County, FL School District, GO Bonds,      50,000               50,058
Series A, 4.80%, 06/01/99, MBIA Insured

Dade County, FL School District, GO Bonds,      100,000              100,378
5.00%, 08/01/99, MBIA Insured

Dade County, FL Solid Waste System, Solid       100,000              100,450
Waste RB, 4.20%, 10/01/99, AMBAC Insured

Dade County, FL Health Facilities Auth,         150,000              155,197
Hospital RB, (South Miami Hospital) 7%,
10/01/99, Pre-refunded @ 102

Municipal Bonds (Continued)                     Principal
                                                Amount               Value

Daytona Beach, FL, Water & Sewer RB,            50,000               51,065
6.80%, 05/15/99, Pre-refunded @ 102

Daytona Beach, FL, Water & Sewer RB,            100,000              102,133
6.80%, 05/15/99, Pre-refunded @ 102

Daytona Beach, FL, Water & Sewer RB,            50,000               51,057
6.90%, 05/15/99, Pre-refunded @ 102

Daytona Beach, FL, Water & Sewer RB,            200,000              204,272
6.90%, 05/15/99, Pre-refunded @ 102

Escambia County, FL Health Facilities           330,000              330,000
Auth, Hospital RB, (Charity Obligated
Group), Series C, 3.10%, 11/01/99

Escambia County, FL HFA, Housing RB,            260,000              260,000
(University of West Florida Foundation, Inc.
Project), 3.50%, 06/01/99, MBIA Insured

Florida HFA, Housing RB, (Iona Lakes Project),  1,500,000            1,500,000
1989 Series D, 3.25%, 04/01/00, Continental
Casualty, Gty, Mandatory Tender @ 100

Florida Housing Finance Corporation, Housing    1,500,000            1,500,160
RB, Homeowner Mortgage, Series 5, 3.15%, 03/31/00,
Bayerische Landesbank, Girozentrale, GIC

Florida, State of, GO Bonds, 7.30%, 07/01/99,   40,000               41,043
Pre-refunded @ 102

Florida, State of, GO Bonds, 7.30%, 07/01/99,   100,000              102,531
Pre-refunded @ 102

Florida, State of, GO Bonds, 7.30%, 07/01/99,   50,000               51,264
Pre-refunded @ 102

Florida, State of, GO Bonds, (Jacksonville      400,000              401,740
Transportation), 6.50%, 07/01/99

Florida, State of, GO Bonds, Department of      300,000              301,278
Transportation, (Right of Way), 5.75%, 07/01/99

Florida, State of, GO Bonds, 7.375%, 07/01/99,  440,000              451,816
Pre-refunded @ 102

Florida State Board of Education, GO Bonds,     525,000              537,051
Series 1989-B, 6.70%, 06/01/99, Pre-refunded @ 102

Florida State Board of Education, GO Bonds,     520,000              524,333
Series A, 5.90%, 06/01/99

Florida State Board of Education, GO Bonds,     150,000              150,269
Series B, 5.30%, 06/01/99, Escrowed to Maturity

Florida State Board of Education, GO Bonds,     300,000              300,284
Series C, 4.80%, 06/01/99

Florida State Board of Education, GO Bonds,     175,000              175,247
Series B, 5.00%, 06/01/99

Florida State Board of Education, GO Bonds,     100,000              101,147
Series A, 5.00%, 01/01/00

Florida State Board of Education, GO Bonds,     325,000              325,652
Series F, 6.00%, 06/01/99

Florida State Board of Education, Lottery RB,   3,680,000            3,684,519
Series 1998A, 4.50%, 07/01/99, FGIC Insured

Florida State Board of Education, GO Bonds,     1,000,000            1,000,000
Series C, 5.85%, 05/01/99, Escrowed to Maturity

Florida State Board of Regents, Housing RB,     180,000              180,731
(University of Florida), Series 1998, 6.00%,
07/01/99, MBIA Insured

Florida State Division of Bond Finance,         925,000              928,856
Department of General Services, Public Improv
RB, (Dept of Natural Resources-Preservation
2000), Series A, 5.75%, 07/01/99, MBIA Insured

Florida State Turnpike Auth, Transportation RB, 200,000              205,426
7.75%, 07/01/99, Pre-refunded @ 102

Florida State Turnpike Auth, Transportation RB, 500,000              513,520
7.50%, 07/01/99, Pre-refunded @ 102

Florida State Turnpike Auth, Transportation RB, 100,000              102,701
7.60%, 07/01/99, Pre-refunded @ 102

Florida State Turnpike Auth, Transportation RB, 400,000              410,747
7.50%, 07/01/99, Pre-refunded @ 102

Florida State Turnpike Auth, Transportation RB, 750,000              751,648
4.50%, 07/01/99, FGIC Insured

Florida Local Government Commission, Commercial 4,000,000            4,000,000
Paper, (Florida Association of Counties Pooled
Program), 3.05%, 06/10/99, First Union National Bank, LOC

Florida Local Government Commission, Commercial 2,000,000            2,000,000
Paper, (Florida Pooled Program), Series B, 2.85%
06/16/99, First Union National Bank, LOC

Florida Municipal Power Agency, Commercial      905,000              905,000
Paper, Pooled Loan Project, 3.15%, 06/07/99,
First Union National Bank of NC, LOC

Municipal Bonds (Continued)                     Principal
                                                Amount               Value

Florida Municipal Power Agency, Commercial      1,000,000            1,000,000
Paper, Pooled Loan Project, 3.15%, 06/07/99,
First Union National Bank of NC, LOC

Fort Lauderdale, FL, GO Bonds, 4.00%, 07/01/99  260,000              260,147


Fort Meade, FL, Electric Util RB, Series 1999,  70,000               70,000
3.40%, 01/01/00, MBIA Insured

Fort Walton Beach, FL, Public Improv RB, 3.10%, 110,000              109,991
07/01/99, FSA Insured

Hillsborough County, FL Aviation Auth, Airport  25,000               25,322
RB, (Tampa International Arpt), Series B, 6.85%,
10/01/99, AMBAC Insured

Hillsborough County, FL Aviation Auth, Airport  2,000,000            2,072,718
RB, (Tampa International Arpt), Series B, 7.10%,
10/01/99, Pre-refunded @ 102

Hillsborough County, FL Aviation Auth, Airport  2,750,000            2,847,551
RB, (Tampa International Arpt), Series B, 7.00%,
10/01/99, Pre-refunded @ 102

Hillsborough County, FL, Water & Sewer RB,      210,000              216,881
9.00%, 12/01/99, Pre-refunded @ 100

Homestead, FL, Special Assessment RB,           25,000               25,127
(Hurricane Andrew), 4.75%, 09/01/99, Escrowed to Maturity

Indian Trace, FL Community Development Dist,    100,000              100,000
Special Assessment RB, (Water Management -
Special Benefit), Series A-1, 5.00%, 05/01/99,
MBIA Insured, Swiss Bank, SBPA

Indian Trace Community Development District,    100,000              101,313
FL, Water Management-Special Benefit Bonds,
Series A, 5.00%, 05/01/00, MBIA Insured

Jacksonville, FL Elec Auth, Commercial Paper,   1,000,000            1,000,000
Series C-1, 3.15%, 06/03/99, Morgan Guaranty, Liquidity Provider

Jacksonville, FL, GO Bonds, (Commercial Paper   9,800,000            9,800,000
Program), 2.60%, 05/07/99, Morgan Guaranty,
Bayerische Landesbank Girozentrale, SunBank, LOC

Jacksonville, FL, Commercial Paper, (Florida    2,500,000            2,500,000
Power & Light), Series 1992, 3.10%, 06/04/99

Jacksonville, FL, Commercial Paper, (Florida    2,500,000            2,500,000
Power & Light), Series 1992, 2.65%, 05/06/99

Jacksonville, FL Health Facilities Auth,        3,750,000            3,837,879
Hospital RB, (Baptist Medical Center Project),
Series A, 7.30%, 06/01/99, Pre-refunded @ 102

Jacksonville, FL Health Facilities Auth,        100,000              100,650
Hospital RB, 7.30%, 07/01/99, Pre-refunded @ 100

Lee County, FL School Boaard, Certificates of   250,000              251,049
Participation, Series A, 4.875%, 08/01/99, FSA Insured

Lee County, FL Hospital Board of Directors,     1,500,000            1,500,000
Hospital RB, (Lee Memorial Hospital Project),
Commercial Paper, 1995 Series A, 3.20%, 06/08/99,
SunTrust Bank, Central FL, LOC

Lee County, FL Hospital Board of Directors,     3,000,000            3,000,000
Hospital RB, (Lee Memorial Hospital Project),
Commercial Paper,  Series C, 3.20%, 06/02/99,
SunTrust Bank, Central FL, LOC

Lee County, FL Hospital Board of Directors,     1,800,000            1,800,000
Hospital RB, (Lee Memorial Hospital Project),
Commercial Paper,  Series D, 3.20%, 05/05/99,
SunTrust Bank, Central FL, LOC

Lee County, FL Hospital Board of Directors,     1,000,000            1,000,000
Hospital RB, (Lee Memorial Health System Project),
Commercial Paper, 1997 Series B, 3.15%, 05/11/99,
SunTrust Bank, Central FL, LOC

Lee County, FL IDA, Industrial Development RB,  100,000              100,614
(Bonita Springs Utility Project), 4.55%, 11/01/99, MBIA Insured

Leon County, FL, Special Assessment RB,         50,000               50,521
(Criminal Detention Facilities), 5.80%, 10/01/99
AMBAC Insured

Manatee  County, FL School District, Sales      500,000              500,808
Tax RB, 4.00%, 08/01/99, AMBAC Insured

Municipal Bonds (Continued)
                                                Principal
                                                Amount               Value


Marion County, FL, Public Improv RB, 6.00%,     500,000              508,084
12/01/99, Pre-refunded @ 100

Martin County, FL School District, Tax          1,000,000            1,000,634
Anticipation Notes, 4.00%, 06/30/99

Miami Beach, FL Health Facilities Auth,         340,000              340,000
Hospital RB, (South Shore Hospital), Series A,
3.40%, 08/01/99, ACA Insured

Miami-Dade County, FL, Special Assessment RB,   965,000              965,543
4.00%, 07/01/99, MBIA Insured

Miami, FL, Public Improv RB, (Parking           315,000              316,029
Facilities), 4.00%, 10/01/99, MBIA Insured

North Miami Beach, FL, GO Bonds, 5.30%,         50,000               50,745
2/01/00, FGIC Insured

Ocoee, FL, Transportation RB, Series 1998,      150,000              150,000
3.35%, 10/01/99, MBIA Insured

Orange County, FL, Sales Tax RB, 4.30%,         95,000               95,746
01/01/00, FGIC Insured

Orlando, FL Utilities Commission, Electric      540,000              559,024
Util RB, Sub-Series C, 7.00%, 10/01/99, Pre-refunded @ 102

Osceola County, FL, Public Improv RB, 3.60%,    400,000              400,674
09/01/99, MBIA Insured

Palm Beach County, FL, Public Improv RB,        300,000              300,933
(Criminal Justice Facilities), 6.80%, 06/01/99, FGIC Insured

Palm Beach, FL HFA, Housing RB, (Lake Crystal   100,000              100,000
Apts Project), 3.30%, 06/01/99, FHLMC Collateralized

Palm Beach, FL HFA, Housing RB, (Lake Crystal   105,000              105,000
Apts Project), 3.30%, 12/01/99, FHLMC Collateralized

Palm Beach County, FL School Board,             50,000               50,115
Certificates of Participation, Series A, 4.20%,
08/01/99, AMBAC Insured

Palm Beach County, FL School District, Tax      450,000              451,024
Anticipation Notes, 3.625%, 10/14/99

Palm Beach County, FL Health Facilities Auth,   3,000,000            3,000,000
Hospital RB, (Pooled Hospital Loan Project),
Commercial Paper, 2.65%, 06/22/99, MBIA Insured, Credit Suisse, SBPA

Pompano Beach, FL, Go Bonds, Series B, 6.75%,   500,000              502,882
07/01/99, FGIC Insured

Port St. Lucie, FL, Water & Sewer RB, 5.25%,    100,000              100,000
05/01/99, Escrowed to Maturity

Putnam County, FL Development Auth, Pollution   1,000,000            1,000,000
Ctrl RB, (Seminole Electric Cooperative, Inc.),
Series D, 2.85%, 06/15/99, National Rural Utilities
Cooperative Finance Corporation, GTY, Mandatory Tender @ 100

Putnam County, FL Development Auth, Pollution   1,500,000            1,500,000
Ctrl RB, (Seminole Electric Cooperative, Inc.),
Series H-4, 3.00%, 09/15/99, National Rural Utilities
Cooperative Finance Corporation, GTY, Mandatory Tender @ 100

Royal Palm Beach, FL, Water & Sewer RB, Series  100,000              100,244
1998, 4.00%, 10/01/99, MBIA Insured

St. Johns, FL, River Management District,       100,000              100,397
Water & Sewer RB, (Land Acquisition), 5.50%,
07/01/99, Pre-refunded @ 100

St Johns, Fl River Management District,         800,000              802,372
Public Improv RB, (Land Acquisition Rev), 5.00%
07/01/99, FSA Insured

St. Lucie County, FL, Commercial Paper,         3,250,000            3,250,000
(Florida Power & Light), 2.65%, 05/04/99
                                                1,000,000            1,000,000
Sarasota County, FL Public Hosp Dist,
Commercial Paper, Series B, (Sarasota Memorial
Hospital), 2.65%, 05/10/99, SunTrust Bank, Central Florida, LOC

Municipal Bonds (Continued)                     Principal            Value
                                                Amount

Sarasota County, Fl Public Hosp Dist,           3,000,000            3,000,000
Commercial Paper, Series 1996A, (Sarasota
Memorial Hospital), 3.15%, 05/12/99
Suntrust Bank, SBPA

Sarasota County, FL Utility System, Water &     140,000              36,962
Sewer RB, Zero Coupon, 06/01/99, Pre-refunded @ 26.4863

Sarasota County, FL Utility System, Electric    75,000               16,995
Util RB, Zero Coupon, 06/01/99, Pre-refunded @ 22.7283

Sarasota, FL, GO Bonds, 3.55%, 08/01/99,        80,000               80,000
FSA Insured

Seminole County, FL School Board, Certificates  100,000              100,379
of Participation, Series B, 5.40%, 07/01/99, MBIA Insured

Sunshine State Governmental Financing Comm,     2,260,000            2,260,000
Commercial Paper, 3.15%, 05/05/99, FGIC
Insured, SBPA:  Bank of Nova Scotia

Tampa, FL, Hospital RB, (Allegany Health -      500,000              521,122
St. Joseph's), 7.125%, 12/01/99, Pre-refunded @ 102


Tampa, FL, Hospital RB, (Allegany Health        75,000               78,085
- St. Joseph's), 7.375%, 12/01/99, Pre-refunded @ 102

Village Center Community Development District,  500,000              501,723
FL, Public Improv RB, Series A, 3.90%, 11/01/99, MBIA Insured

OTHER (NON-FLORIDA) (5%)
Bernalillo County, NM, GO Bonds, 5.20%, 08/01/99 30,000              30,127

Brandon, MI School District, GO Bonds, 4.45%,
05/01/99, FGIC Insured                           100,000             100,000

Chester County, PA, GO Bonds, 4.25%, 11/01/99    200,000             201,080

Cook County, IL School District No. 145, GO
Bonds, 9.00%, 12/01/99, FSA Insured              200,000             206,503

Cook County, IL School District No. 149, GO
Bonds, 6.25%, 12/01/99, MBIA Insured             225,000             228,846

Dallas, TX, GO Bonds, 5.75%, 05/01,99,
Pre-refunded @ 100                               260,000             260,000

Davenport IA, GO Bonds, Series A,
4.60%, 06/01/99                                  25,000              25,023

District of Columbia, GO Bonds, Series B,
5.70% , 06/01/99, MBIA Insured                   75,000              75,068

Fayetteville, NC, GO Bonds, 7.10%, 05/01/99,
Pre-refunded @ 102                               100,000             102,000

Greenfield, WI, GO Bonds, 4.50%, 09/01/99,
AMBAC Insured                                    400,000             401,785

Hays, TX, Consolidated Independent School        250,000             251,578
District, GO Bonds, 5.00%, 09/01/99, PSFG Insured

Illinois, State of, Sales Tax RB, Series J,      1,000,000           1,024,627
6.90%, 06/15/99, Pre-refunded @ 102

Indiana Secondary Market Educational Loans Inc., 300,000             301,732
Higher Educ RB, 5.30%, 09/01/99

Manhattan, KS, Tax Increment RB, (Cent Business  600,000             603,413
District), Series A, 4.50%, 12/01/99 Asset
Guaranty, Insured

New Jersey State Educational Facilities Auth,    500,000             513,251
Higher Educ RB, (Trenton State College)
Series C, 7.125%, 07/01/99, Pre-refunded @ 102

Ocean County, NJ, GO Bonds, Series A,            100,000             101,851
6.40%, 12/01/99

Peoria County, IL, GO Bonds, 4.75%, 12/15/99,    450,000             454,415
FGIC Insured

Phoenix, AZ, GO Bonds, Series A, 3.75%, 07/01/99 500,000             500,414

Puerto Rico, Commonwealth of, Public Improv RB   155,000             158,428
Series A, 7.75%, 07/01/99, Pre-refunded @ 101.50

Shelton, CT, GO Bonds, Lot B, 5.70%              100,000             100,801
09/01/99, MBIA Insured

Volunteer State Student Funding Corp. TN         2,000,000           2,013,138
Higher Education RB, Sub-Series B, 4.85% 12/01/99

West Chester County, NY GO Bonds, 6.625%         50,000              50,830
11/01/99

Wyoming Valley, PA Sanitation Auth, Water        100,000             103,842
& Sewer RB, 6.75%, 11/15/99, Pre-refunded @ 102

Total Municipal Bonds (63%)  (Cost $100,581,889)       $100,581,889

Total Investments (100%) (Cost $159,221,889)    $159,221,889

Summary of Ratings (unaudited):
AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity:  52.08 Days




THE FLORIDA TAXFREE SHORTTERM FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1999


Variable Rate Demand Notes                      Principal
                                                Amount               Value
FLORIDA   (3%)
Hillsborough County, FL IDA, Pollution Ctrl RB,$700,000              $700,000
(Tampa Electric Co.), Series 1990, 4.25%, 9/01/25

Palm Beach County, FL, Water & Sewer RB,        200,000              200,000
5.35%, 10/01/11, The Sanwa Bank, Limited, LOC

OTHER (NON-FLORIDA)  (2%)
Los Angeles County, CA IDA, IDB, (Socransky     170,000              170,000
Children's Fund), 4.20%, 12/01/05, Dai-Ichi Kangyo Bank, LTD., LOC

Los Angeles County, CA IDA, IDB, (Komax         400,000              400,000
Systems), 4.50% 12/01/06 , Dai-Ichi Kangyo Bank, LTD, LOC

Total Variable Rate Demand Notes (Cost $1,470,000)

Municipal Bonds                                 Principal
                                                Amount               Value
FLORIDA      (92%)
Baker County, FL Hospital Auth, Hospital RB,    305,000              307,263
Series 1998, 4.30%, 09/01/03, ACA Insured

Bay Medical Center, FL, Hospital RB, (Bay       100,000              103,246
Medical Center Project), 4.70%, 10/01/02, AMBAC Insured


Bradenton, FL Util System, Water & Sewer RB,    100,000              101,628
Series A, 7.10%, 10/01/99, AMBAC Insured

Brevard County, FL School Board, Certificates   100,000              110,202
of Participation, 6.50%, 07/01/02, Pre-refunded @ 102

Broward County, FL, GO Bonds, Series C,         100,000              101,526
5.50%, 01/01/00

Broward County, FL, GO Bonds, Series B,         200,000              206,842
5.60%, 01/01/01

Broward County, FL, GO Bonds, Series B,         50,000               53,642
6.00%, 01/01/04

Broward County, FL Airport System,              300,000              306,795
Transportation RB, (Passenger Facility Charge/
Convertible Lien Bonds), Series 1998H-1, 4.50%,
10/01/04, AMBAC Insured

Broward County, FL, Certificates of             85,000               86,928
Participation, 6.40%, 06/01/03, AMBAC Insured

Broward County, FL Educational Facilities       75,000               78,453
Auth, Higher Education RB, (Nova Southeastern
University Project), 5.40%, 04/01/02, Connie Lee Insured

Broward County, FL, Water & Sewer RB, Series A, 10,000               9,868
Zero Coupon, 10/01/99, AMBAC Insured

Canaveral, FL, Transportation RB, 5.40%,        100,000              105,001
06/01/02, FGIC Insured

Celebration Community Development District,     250,000              257,175
FL, Special Assessment RB, Series B, 4.60%, 05/01/03, MBIA Insured

Clay County, FL HFA, Single Family Mortgage     125,000              127,140
RB, (Multi-County Program), 4.80%, 04/01/02, GNMA/FNMA Collateralized

Clay County, FL HFA, Single Family Mortgage     250,000              253,128
RB, (Multi-County Program), 4.50%, 04/01/03,
GNMA/FNMA Collateralized

Clay County, FL School Board, Certificates      140,000              140,342
of Participation, (Master Lease Program),
4.50%, 07/01/99, MBIA Insured

Clearwater, FL Housing Auth, Housing RB,        130,000              130,901
(Hamptons at Clearwater Project), 4.40%, 05/01/00, ACA Insured

Collier County, FL, Special Assessment RB,      255,000              256,953
(Pine Ridge Industrial Park & Naples Production
Park Municipal Taxing & Benefit Units), 5.00%, 11/01/99

Coral Springs, FL, GO Bonds, 4.25%, 04/01/01    50,000               50,661

Dade County, FL, GO Bonds, Series CC, 6.80%,    200,000              220,276
10/01/02, AMBAC Insured

Dade County, FL Aviation Auth, Transportation   100,000              103,459
RB, Series X, 5.25%, 10/01/01

Dade County, FL Educational Facilities          40,000               41,942
Auth, Higher Education RB, (St. Thomas University),
7.65%, 01/01/00, Pre-refunded @ 102


Dade County, FL, Guaranteed Entitlement Spl     250,000              234,643
Assmt Bonds, Series B, Zero Coupon, 02/01/01, MBIA Insured

Dade County, FL School Board, Certificates      125,000              128,768
of Participation, 5.00%, Series A, 05/01/01,
Escrowed to Maturity

Dade County, FL School Board, Certificates      400,000              431,940
of Participation, Series A, 5.50%, 05/01/05, Pre-refunded @ 101

Dade County, FL School District, GO Bonds,      50,000               50,963
5.00%, 06/01/00, MBIA Insured

Dade County, FL Solid Waste System, Solid       70,000               68,944
Waste RB, Series A, Zero Coupon, 10/01/99
Escrowed to Maturity

Dade County, FL, Special Assessment RB,         25,000               26,114
(Various Purpose Improv Projects), Series
A, 7.15%, 07/01/00, FSA Insured

Dade County, FL, Public Improv RB, Special      495,000              556,741
Obligation, (Courthouse Center Project), 6.35%,
04/01/04, Pre-refunded @ 102

Dade County, FL Health Facilities Auth,         50,000               50,592
Hospital RB, (Catholic Health & Rehabilitation
Inc.), 7.45%, 08/15/99, SunTrust Bank, LOC



Municipal Bonds (Continued)                     Principal
                                                Amount               Value

Delray Beach, FL, GO Bonds, (Decade of          50,000               52,290
Excellence Program), 6.80%, 02/01/00, Pre-refunded @ 102

Escambia County, FL Health Facilities Auth,     300,000              305,076
Hospital RB, (Azalea Trace, Inc. Project), 5.25%, 01/01/03

Escambia County, FL Health Facilities Auth,     165,000              165,360
Hospital RB, (Baptist Hospital & Baptist Manor
Project), 4.20%, 10/01/02

Escambia County, FL Health Facilities Auth,     210,000              211,420
Hospital RB, (Baptist Hospital & Baptist Manor
Project), 4.40%, 10/01/03

Escambia County, FL Health Facilities Auth,     250,000              248,698
Hospital RB, (Charity Obligated Group), Series C, 3.90%, 11/01/04

Escambia County, FL HFA, Single Family Mortgage 95,000               96,266
RB, (Multi-County Program), Series A, 4.70%,
04/01/01, GNMA Collateralized

Escambia County, FL HFA, Single Family Mortgage 250,000              253,128
RB, (Multi-County Program), Series A, 4.50%,
04/01/03, GNMA Collateralized

Escambia County, FL HFA, Single Family Mortgage 150,000              149,534
RB, (Multi-County Program), 4.10%, 04/01/04, GNMA Collateralized

Escambia County, FL, Public Improv RB, Series   250,000              251,703
A, 5.00%, 01/01/00

Escambia County, FL School Board, Municipal     15,000               15,295
Lease Obligation, Certificates of Participation,
5.80%, 02/01/00, Escrowed to Maturity

Escambia County, FL School Board, Certificates  45,000               48,023
of Participation, 6.25%, 02/01/02, Pre-refunded @ 100

Escambia County, FL School Board, Municipal     35,000               35,675
Lease Obligation, Certificates of Participation,
5.80%, 02/01/00, FSA Insured

Florida Development Finance Corporation, IRB,   40,000               41,635
(FDFC Guaranty Program), 1997 Series B, 4.90%,
05/01/03, AMBAC Insured

Florida Development Finance Corporation, IRB,   30,000               31,226
(FDFC Guaranty Program), 1997 Series C, 4.90%,
05/01/03, AMBAC Insured

Florida Gas Utility, Electric Util RB, (Gas     250,000              262,618
Project No. 1), 5.00%, 12/01/03, FSA Insured

Florida HFA, General Mortgage RB, Series A,     45,000               46,878
5.75%, 06/01/02, FHA Insured

Florida HFA, Housing RB, Single Family          70,000               71,819
Mortgage RB, 1995 Series A, 5.70%, 01/01/01,
GNMA Collateralized

Florida HFA, Housing RB, (Turtle Creek          85,000               85,754
Apartments Project), 1996 Series C, 4.75%,
05/01/00, AMBAC Insured

Florida HFA, Rfdg Homeowner Mortgage & RB,      240,000              245,621
Series 2, 5.20%, 01/01/02

Florida HFA, Housing RB, Series C, 4.90%,       150,000              153,848
08/01/01, FNMA Collateralized

Florida State, Pollution Ctrl RB, Series I,     25,000               25,092
5.30%, 07/01/99

Florida State, GO Bonds, (Pollution Ctrl),      175,000              191,294
Series Y, 6.50%, 07/01/02, Pre-refunded @ 101

Florida State, GO Bonds, (Pollution Ctrl),      135,000              147,971
Series Y, 6.60%, 07/01/02, Pre-refunded @ 101

Florida State, GO Bonds, (Jacksonville          120,000              130,817
Transportation, Sr. Lien), 6.40%, 07/01/02
Pre-refunded @ 101

Florida State Department of Transportation, GO  200,000              216,744
Bonds, (right-of-Way Acquisition and Bridge
Construction) Series 1997A, 6.40%, 07/01/02
Florida State Board of Education, GO Bonds,     100,000              36,292
Series A, Zero Coupon, 06/01/00, Pre-refunded @ 37.658

Florida State Board of Education, GO Bonds,     60,000               63,857
Series C, 5.40%, 06/01/03

Florida State Board of Education, GO Bonds,     250,000              267,463
Series A, 6.60%, 06/01/01, Pre-refunded @ 101

Florida State Board of Education, GO Bonds,     175,000              187,747
Series A, 6.75%, 06/01/01, Pre-refunded @ 101


Municipal Bonds (Continued)                     Principal
                                                Amount               Value

Florida State Board of Education, GO Bonds,     400,000              436,428
Series C, 6.50%, 06/01/02, Pre-refunded @ 102

Florida State Board of Education, GO Bonds,     100,000              109,454
Series C, 6.625%, 06/01/02, Pre-refunded @ 101

Florida State Board of Education, GO Bonds,     250,000              269,150
Series B, 6.00%, 06/01/02, Pre-refunded @ 101

Florida State Board of Education, GO Bonds,     200,000              212,368
Series A, 7.25%, 06/01/00, Pre-refunded @ 102

Florida State Board of Education, GO Bonds,     185,000              196,440
Series A, 7.25%, 06/01/00, Pre-refunded @ 102

Florida State Board of Education, GO Bonds,     100,000              102,138
Series C, 5.125%, 06/01/00

Florida State Board of Education, GO Bonds,     65,000               66,479
Series A, 5.25%, 06/01/00

Florida State Board of Education, GO Bonds,     250,000              258,150
Series A, 5.50%, 01/01/01

Florida State Board of Education, GO Bonds,     300,000              331,572
Series A, 6.50%, 06/01/03

Florida State Board of Education, GO Bonds,     200,000              210,810
Series A, 5.00%, 06/01/04

Florida State Board of Education, GO Bonds,     25,000               25,304
Series C, 5.90%, 05/01/00, Escrowed to Maturity

Florida State Department of General Services,   100,000              106,801
Division of Facilities Management, Public Improv
RB, (FL Facilities Pool), 7.00%, 09/01/00, Pre-refunded @ 102

Florida State Board of Regents, Certificates of 125,000              123,384
Participation, State University System, (FL Atlantic
University Foundation, Inc.), 4.00%, 05/01/04, Asset Guaranty Insured

Florida State Division of Bond Finance,         100,000              108,450
Department of General Services, Sales Tax RB,
(Dept of Natural Resources-Preservation 2000),
Series A, 6.75%, 07/01/01, Pre-refunded @ 102

Florida State Division of Bond Finance,         100,000              108,570
Department of General Services, Public
Improv RB, (Dept of Natural Resources-Preservation
2000), Series A, 6.25%, 07/01/02, Pre-refunded @ 101

Florida State Division of Bond Finance,         175,000              189,998
Department of General Services, Public Improv
RB, (Dept of Natural Resources-Preservation 2000),
Series A, 6.25%, 07/01/02, Pre-refunded @ 101

Florida State Division of Bond Finance,         250,000              249,550
Investment Fraud Restoration Financing Corp,
Miscellaneous RB, 3.85%, 05/01/04, MBIA Insured

Florida Municipal Power Agency, Electric Util   100,000              103,213
RB, (St. Lucie Project), 5.00%, 10/01/01, FGIC Insured

Florida State Turnpike Auth, Transportation     40,000               41,085
RB, 7.50%, 07/01/99, Pre-refunded @ 102


Florida State Turnpike Auth, Transportation RB, 45,000               47,503
Series A, 6.25%, 07/01/01, Pre-refunded @ 100

Fort Myers, FL, Electric Util RB, Series B,     40,000               10,266
Zero Coupon, 10/01/99, Pre-refunded @ 26.012

Gainesville, FL Util System, Electric Util      50,000               51,702
RB, Series A, 5.90%, 10/01/00

Hernando County, FL School District, GO Bonds,  120,000              122,771
5.10%, 09/01/01, MBIA Insured

Hernando County, FL, Solid Waste RB,  7.10%,    100,000              107,234
10/01/00, Pre-refunded @ 102

Hernando County, FL, Solid Waste RB,  7.125%,   75,000               80,447
10/01/00, Pre-refunded @ 102

Hillsborough County, FL Aviation Auth, Airport  75,000               77,677
RB,(Tampa International Arpt), Series B, 7.00%,
10/01/99, Pre-refunded @ 102

Hillsborough County, FL Aviation Auth,          250,000              257,858
Transportation RB, (Tampa International Arpt),
Series A, 5.00%, 10/01/01, AMBAC Insured

Hillsborough County, FL Aviation Auth, Airport  35,000               36,148
RB, (Tampa International Arpt), Series A, 6.30%,
10/01/99, Pre-refunded @ 102

Hillsborough County, FL Aviation Auth, Aiport   40,000               41,283
RB, (Tampa International Arpt), Series A, 6.30%,
10/01/00, FGIC Insured

Homestead, FL, Special Assessment RB,           140,000              147,841
(Hurricane Andrew), 5.25%, 03/01/03, Escrowed to Maturity

Indian Trace Community Development District,    250,000              257,478
FL, Water Management-Special Benefit Bonds,
Series A, 5.10%, 05/01/01, MBIA Insured

Indian Trace Community Development District,    35,000               36,479
FL, Water Management-Special Benefit Bonds, Series A,
5.20%, 05/01/02, MBIA Insured

Indian Trail Water Control District, FL,        20,000               20,550
Public Improv RB, (Unit of Development No.1),
Series 1990, 7.875%, 07/01/00

Jacksonville, FL, Capital Improv RB, (Gator     100,000              104,876
Bowl Project), 5.15%, 10/01/02,  AMBAC Insured



Municipal Bonds (Continued)                     Principal
                                                Amount               Value


Jacksonville, FL, Capital Improv RB,(Gator      165,000              183,026
Bowl Project), 6.00%, 10/01/04, Pre-refunded @ 101


Jacksonville, FL, Electric Util RB, (St.        250,000              261,885
John's River), issue 2, Series 16, 5.00%, 10/01/03

Jacksonville, FL Health Facilities Auth,        50,000               50,725
Hospital RB, (St. Lukes Hospital Association),
6.30%, 11/15/99

Jacksonville, FL Health Facilities Auth,        115,000              115,511
Hospital RB, (National Benevolent Association-
Cypress Village Project), Series 1996A, 4.75%, 12/01/99

Jacksonville, FL Health Facilities Auth,        125,000              126,725
Hospital RB, (National Benevolent Association-
Cypress Village Project), Series 1996A, 5.00%, 12/01/00

Jacksonville, FL Health Facilities Auth,        130,000              133,021
Hospital RB, (National Benevolent Association-
Cypress Village Project), Series 1996A, 5.20%, 12/01/01

Key West, FL Util Board, Electric Util RB,      100,000              108,768
Capital Appreciation Bonds, 9.75%, 04/01/00,
Pre-refunded @ 103

Lakeland, FL, Hospital RB, (Lakeland Regional   90,000               91,570
Medical Center), 4.20%, 11/15/02, MBIA Insured

Largo, FL, Hospital RB, (Sun Coast Health       285,000              288,833
System) 5.75%, 03/01/01

Lee County, FL HFA, Single Family Mortgage      55,000               56,496
RB, (Multi-County Program), Series A, Subseries 2,
5.25%, 03/01/02, GNMA Collateralized

Lee County, FL HFA, Single Family Mortgage RB,  45,000               45,405
(Multi-County Program),  Series 1996A, Subseries 3,
5.00%, 03/01/00, GNMA Collateralized

Lee County, FL HFA, Single Family Mortgage RB,  45,000               45,842
(Multi-County Program),  Series 1996A, Subseries 3,
5.10%, 03/01/01, GNMA Collateralized

Lee County, FL School Board, Certificates of    80,000               86,091
Participation, Series A, 6.25%, 08/01/01, Pre-refunded @ 102


Lee County, FL School Board, Certificates of    50,000               52,061
Participation, Series A, 4.85%, 08/01/03, FSA Insured

Lee County, FL School Board, Certificates of    100,000              100,422
Participation, 4.875%, 08/01/99, FSA Insured

Lee County, FL School Board, Certificates of    50,000               50,803
Participation, Series A, 4.30%, 08/01/01, FSA Insured

Lee County, FL Hospital Board of Directors,     150,000             156,272
Hospital RB, (Lee Memorial Health System Project),
1997 Series A, 5.00%, 04/01/03, MBIA Insured

Lee County, FL Hospital Board of Directors,     250,000              260,453
Hospital RB, (Lee Memorial Health System Project),
5.00%, 04/01/03, MBIA Insured


Lee County, FL IDA, Water & Sewer RB, (Bonita   70,000               72,078
Springs Utilities Project), 4.80%, 11/01/01, MBIA Insured

Lee County, FL, Public Improv RB, (Local        100,000              103,620
Option Gas Tax Revenues), 4.70%, 10/01/03, FGIC Insured

Lee County, FL Solid Waste System, Solid Waste  100,000              108,777
RB, Series A, 6.90%, 10/01/03, MBIA Insured

Lee County, FL Solid Waste System, Solid Waste  95,000               96,476
RB, Series A, 4.50%, 10/01/01 MBIA Insured

Leon County, FL, Public Improv RB, Series       395,000              398,413
b, 5.25%, 10/01/99, AMBAC, Insured,(when issued)

Leon County, FL School District, GO Bonds,      250,000              262,688
6.00%, 07/01/01

Manatee County, FL HFA, Single Family Mortgage  40,000               40,001
RB, Subseries 1, 5.00%, 05/01/99, GNMA Collateralized

Manatee County, FL HFA, Single Family Mortgage  40,000               41,273
RB, Subseries 1, 5.375%, 05/01/02, GNMA Collateralized

Marion County, FL, Solid Waste RB, 6.20%,       50,000               51,366
8/01/99, FGIC Insured

Martin County, FL, GO Bonds, 6.40%, 02/01/00,   75,000               78,214
Pre-refunded @ 102

Martin County, FL, GO Bonds, 6.50%, 02/01/00,   50,000               52,179
Pre-refunded @ 102

Martin County, FL Health Facilities Auth,       175,000              184,543
Hospital RB, (Martin Memorial Hospital),
Series A, 7.00%, 11/15/00, MBIA Insured

Municipal Bonds (Continued)                     Principal
                                                Amount               Value

Martin County, FL Combined Spl Assmt RB,        150,000              154,241
5.30%, 11/01/01

Miami Beach, FL Health Facilities Auth,         500,000              499,780
Hospital RB, (South Shore Hospital), Series
A, 4.30%, 08/01/03, ACA Insured
Miami Beach, FL Redevelopment Agcy, Tax         50,000               50,701
Increm RB, (City Center/Historic Conv Village),
4.90%, 12/01/01

Miami Beach, FL Redevelopment Agcy, Tax         160,000              163,598
Increm RB, (Historic Conv Village), Series B,
5.25%, 01/01/01

Miami-Dade County, FL, Special Obligation       250,000              209,948
RB, Series C, Zero Coupon, 10/01/03, MBIA Insured

Miami-Dade County, FL Aviation Auth,            250,000              253,113
Transportation RB, Series A, 4.20%, 10/01/03, FGIC Insured

Miami, FL Health Facilities Auth, Hospital RB,  100,000              106,129
(Mercy Hospital), 6.45%, 08/01/01, AMBAC Insured

Miami, FL Sports & Exhibition Auth, Special     175,000              184,636
Obligation RB, 7.20%, 04/01/00, Pre-refunded @ 102

North Miami, FL Health Facilities Auth,         100,000              102,501
Hospital RB, (Catholic Health Services Obligation Group),
4.80%, 08/15/01, SunTrust Bank, Central Florida, LOC

North Miami, FL Health Facilities Auth,         190,000              199,867
Hospital RB, (Catholic Health Services Obligation
Group), 5.10%, 08/15/04, SunTrust Bank, Central Florida, LOC

Orange County, FL Health Facilities Auth,       75,000               77,129
Hospital RB, (Orlando Regional Healthcare),
Series A, 5.15%, 11/01/00, MBIA Insured

Orange County, FL HFA, Single Family Mortgage   50,000               51,030
RB, 5.50%, 10/01/00, GNMA/FNMA Collateralized

Orange County, FL HFA, Single Family Mortgage   80,000               81,914
RB, Series A, 5.05%, 04/01/02, GNMA/FNMA Collateralized

Orange County, FL HFA, Single Family Mortgage   235,000              238,288
RB, Series A, 4.70%, 03/01/02, GNMA/FNMA Collateralized

Orange County, FL, Public Improv RB, (Tourist   220,000              243,789
Development Tax), Series B, 6.50%, 10/01/02,
Pre-refunded @ 102

Orlando, FL Utilities Commission, Electric Util 75,000               81,443
RB, Sub-series A, 6.50%, 10/01/01, Pre-refunded @ 102

Orlando, FL Utilities Commission, Electric Util 40,000               40,944
RB, 5.20%, 10/01/00

Osceola County, FL HFA, Multifamily Housing RB, 70,000               71,769
(Tierra Vista Apartments Project), Series A, 4.85%,
06/01/03, FSA Insured

Palm Beach County, FL, Criminal Justice         200,000              207,830
Facilities RB, 6.90%, 06/01/00, FGIC Insured

Palm Beach County, FL, Criminal Justice         175,000              185,544
Facilities RB, 7.10%, 06/01/00, Pre-refunded @ 102

Palm Beach County, FL Health Faciltities Auth,  105,000              108,089
Hospital RB, (Good Samaritian Health System),
5.40%, 10/01/99, Escrowed to Maturity

Palm Beach County, FL Health Facilities Auth,   200,000              200,252
Hospital RB, (The Waterford Project), Series
1997, 4.35%, 10/01/99

Palm Beach County, FL Health Facilities Auth,   150,000              153,332
Hospital RB, (The Waterford Project), Series
1997, 5.00%, 10/01/03

Palm Beach, FL HFA, Housing RB, (Lake Crystal   130,000              129,932
Apts Project), 4.20%, 12/01/04, FHLMC Collateralized

Palm Beach County, FL School District,          100,000              104,246
Certificates of Participation, Series A, 5.50%,
08/01/01, AMBAC Insured

Panama City - Bay County, FL, Airport RB,       75,000               75,338
4.25%, 10/01/99, MBIA Insured

Pensacola, FL Health Facilities Auth, Hospital  100,000              100,697
RB, (Daughters of Charity National Health), 4.60%, 01/01/00

Pinellas County, FL HFA, Single Family          100,000              101,664
Mortgage RB, Series 1997C, 4.60%, 09/01/02,
GNMA Collateralized

Pinellas County, FL Educational Facilities      280,000              289,576
Auth, Industrial Development RB, (College Harbor
Issue), Senior Lien, Series 1996A, 7.25%, 12/01/02


Municipal Bonds (Continued)                     Principal
                                                Amount               Value

Pinellas County, FL Educational Facilities      60,000               60,861
Auth, Industrial Development RB, (College Harbor
Issue), Junior Lien, Series 1996B, 5.40%, 12/01/00

Pinellas County, FL Educational Facilities      60,000               61,415
Auth, Industrial Development RB, (College Harbor
Issue), Junior Lien, Series 1996B, 5.60%, 12/01/01

Pinellas County, FL Educational Facilities      65,000               67,293
Auth, Industrial Development RB, (College
Harbor Issue), Junior Lien, Series 1996B, 5.70%, 12/01/02

Pinellas County, FL Health Facilities Auth,     100,000              102,026
Hospital RB, (Morton Plant Health System Project),
4.70%, 11/15/00, MBIA Insured

Pinellas County, FL Health Facilities Auth,     130,000              130,507
Hospital RB, (Sunshine Village Nursing Home),
6.50%, 10/01/99

Pinellas County, FL, Transportation Improv RB,  150,000              153,740
5.25%, 08/01/00, FGIC Insured

Plantation, FL Health Facilities Auth, Hospital 275,000              275,325
RB, (Covenant Village of FL Project), 4.00%, 12/01/99

Plantation, FL, Water & Sewer RB, Zero Coupon,  185,000              148,955
03/01/03, MBIA Insured

Polk County, FL School Board, Certificates of   100,000              106,395
Participation, (School District Financing Program),
6.375%, 01/01/01, Pre-refunded @ 102

Port St. Lucie, FL, Water & Sewer RB, Series    150,000              137,720
1996A, Zero Coupon, 09/01/01, Escrowed to Maturity

Reedy Creek, FL Improv Dist, Water & Sewer RB,  80,000               86,138
Series 1991-1, 6.50%, 10/01/01, Pre-refunded @ 101

St. Johns County, FL IDA, Hospital RB,          230,000              235,720
(Flagler Hospital Project), 5.50%, 08/01/00

St. Johns County, FL IDA, Hospital RB,          185,000              192,641
(Flagler Hospital Project), 5.60%, 08/01/01

St. Johns River Management District, FL, Water  50,000               50,195
& Sewer RB, (Land Acquisition), 5.50%, 07/01/99, Pre-refunded @ 100

St. Lucie County, FL School Board, Certificates 55,000               57,520
of Participation, 5.00%, 07/01/03, FSA Insured

St. Petersburg, FL Professional Sports          100,000              102,336
Facility,Sales Tax RB, Series 1995, 5.00%,
10/01/00, MBIA Insured

St. Petersburg, FL, Public Improv RB, 5.80%,    40,000               40,768
02/01/00, MBIA Insured

Sarasota County, FL Health Facilities Auth,     500,000              504,590
Hospital RB, (Sunnyside Properties Project),
Series 1995, 5.50%, 05/15/01
Sarasota County, FL Utility System, Electric    400,000              90,664
Util RB, Zero Coupon, 06/01/99, Pre-refunded @ 22.7283

Sarasota County, FL, Public Improv RB,          125,000              124,599
(Infrastructure Sales Surtax Rev), 3.70%,
09/01/03, FSA Insured

Sarasota County, FL, Public Improv RB,          125,000              124,458
(Infrastructure Sales Surtax Rev), 3.80%,
09/01/04, FSA Insured

Seminole County, FL School Board, Certificates  185,000              206,985
of Participation, Series A, 6.125%, 07/01/04,
Pre-refunded @ 102

Seminole, FL Water Control District, Spl Assmt  225,000              229,289
Bonds, (Unit of Development No. 2), Series 1996, 5.95%, 08/01/01

South Broward Hospital District, FL, Hospital   50,000               50,705
RB, 4.65%, 05/01/00, AMBAC Insured

South Broward Hospital District, FL, Hospital   100,000              105,088
RB, 5.05%, 05/01/04, AMBAC Insured

Sunrise Lakes, FL, GO Bonds, (Phase 4           100,000              101,173
Recreation Dist), 4.125%, 08/01/04, AMBAC Insured

Tallahassee, FL, Electric Util RB, Series B,    500,000              549,285
6.20%, 10/01/02, Pre-refunded @ 102

Tallahassee, FL, Electric Util RB, Series A,    100,000              100,530
4.00%, 10/01/04, FSA Insured

Tallahassee, FL Health Facilities, Hospital     75,000               77,192
RB, (Tallahassee Memorial Regional Medical Center),
Series B, 5.30%, 12/01/00, MBIA Insured

Tallahassee, FL Municipal Airport Rfdg RB,      165,000              168,249
4.60%, 10/01/01, AMBAC Insured

Municipal Bonds (Continued)                     Principal
                                                Amount               Value

University of South Florida, University Rev     165,000              172,072
Housing Facilities RB, Series A, 7.00%,
07/01/00, MBIA Insured

University of South Florida, University Rev     185,000
Housing Facilities RB, Series A, 7.00%,                              203,204
07/01/02, MBIA Insured
Volusia County, FL, Special Assessment RB,      510,000              522,429
(Bethune Beach Wastewater Project), 6.60%, 07/01/01

Volusia County, FL School Board, Certificates   200,000              216,448
of Participation, (Master Lease Program), 10.00%,
08/01/00, FSA Insured

Winter Springs, FL, Water & Sewer RB, 7.15%,    100,000              105,460
04/01/00, Pre-refunded @ 102

OTHER (NON-FLORIDA)   (3%)
Puerto Rico Electric Power Auth, Electric Util  75,000               77,309
RB, Series X, 4.75%, 07/01/02, MBIA Insured

Puerto Rico Industrial, Tourist, Educational,   190,000              196,129
Medical & Evironmental Control Facililties Financing
Auth, Hospital RB, (Auxilio Mutuo Obligated Group),
1997 Series A, 4.80%, 07/01/02, MBIA Insured

Virgin Islands Port Auth, Transporation RB,     455,000              455,312
(Rohlsen Terminal), Series 1998A, 4.35%, 09/01/03


Total Municipal Bonds  (Cost $27,624,972)        $  27,952,259

Total Investments (100%) (Cost $29,094,972)     $  29,422,259



Summary of Ratings (unaudited): AAA/Equivalent 61%, AA/Equivalent 11%, A/Equivalent 12%, BBB/Equivalent 9%, Other 7%
Average Portfolio Maturity: 2.62 Years

THE FLORIDA TAXFREE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1999

                                                Money Fund      ShortTerm Fund
ASSETS

Investments in securities, at value             $159,221,889    $29,422,259
(cost $159,221,889 and $29,094,972 respectively)

Cash                                            191,171         582,119

Receivables:
        Interest                                1,257,414       396,568
        Fund shares sold                        459,399         --
        Total assets                            161,129,873     30,400,946

LIABILITIES

Payable for investment securities purchased     289,105         940,798

Dividend payable                                374,119         94,651

Funds advanced by manager                       56,256          9,564
           Total liabilities                    719,480         1,045,013


NET ASSETS

Net assets                                      $ 160,410,393   $   29,355,933

Number of shares outstanding                    160,413,238     2,903,264

Net asset value, offering price and redemption
price per share                                 $       1.00    $      10.11




THE FLORIDA TAXFREE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1999

                                                Money Fund      ShortTerm Fund
INVESTMENT INCOME

Income:
        Interest                                $ 5,529,470     $ 1,176,298
Expenses:

        Distribution and Service fees               130,909         17,975
        Investment advisory fee (Note 2)        826,651         160,888
        Custodian fees (Note 3)                 38,469          11,793
        Transfer agency fees and
        expenses (Note 2)                       102,814         12,654
        Printing costs                          11,509          1,483
        Professional fees                       15,810          14,455
        Insurance                               2,330           411
        Registration and filing fees            33,287          17,089
        Trustees' fees and expenses             8,968           1,583
        Amortization of organization costs      4,886           4,886
        Other expenses                          31,022          5,636
          Total expenses                        1,206,655       248,853

Expense reimbursements and fee
reductions (Note 2)                             (540,503)       (138,143)

Custodian fees paid indirectly (Note 3)         (26,497)        (6,815)
          Net expenses                          639,655         103,895

Net investment income                           $ 4,889,815     $ 1,072,403


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments         $ (7,193)       $  22,744
Unrealized appreciation (depreciation)
on investments                                  --              126,150
Net realized and unrealized gain
(loss) on investments                           (7,193)         148,894

Increase in net assets from operations          $ 4,882,622     $  1,221,297



THE FLORIDA TAXFREE FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                      MONEY FUND                    SHORTTERM FUND
                 Year             Year           Year             Year
                 Ended 4/30/99    Ended 4/30/98  Ended 4/30/99    Ended 4/30/98

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment
income           $4,889,815       $5,314,283     $1,072,403       $1,158,959

Net realized gain
(loss) on
Investments      (7,193)          4,030          22,744           49,460

Unrealized appreciation
(depreciation)
of Investments    --               --            126,150          244,669

Increase in net assets
from operations  4,882,622        5,318,313      1,221,297        1,453,088


Dividends to shareholders from:

Net investment
income           (4,890,020)      (5,314,077)    (1,072,291)      (1,158,959)

Fund share
transactions
(Note 4)         11,056,406       12,904,402     6,254,235        (6,194,004)

Net increase/(decrease) in
net assets       11,049,008       12,908,638     6,403,241        (5,899,875)

Net Assets:

Beginning of
period           149,361,385      136,452,747    22,952,692       28,852,567

End of period    $160,410,393     $149,361,385   $29,355,933      $22,952,692


THE FLORIDA TAXFREE FUNDS
NOTES TO FINANCIAL STATEMENTS

1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a straight line basis to the maturity of the instrument.

For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued or Delayed Delivery Basis
The Funds may trade securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.
These securities are identified on the accompanying Statement of Investments.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the period ended
April 30, 1999 are exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date an order to buy or sell is executed). Interest income is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.


Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate
Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets. For the year ended April 30, 1999, management fees totaled $826,651 and $160,888 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate
WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the year ended April 30, 1999, fees under this agreement amounted to $65,569 and $5,817 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .28%
of each fund's average daily net assets for the period May 1 - June 14, 1998 and, .40% of each Fund's average daily net assets, for the period June 15 through April 30, 1999, expenses in excess of .40% of each fund's average daily net assets and will continue to be paid by WRH level until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as distribution and service fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.
During the year-ended April 30, 1999, the Money Fund and the ShortTerm Fund paid $498 and $1,359, respectively, to WRH for brokerage fees on executions of portfolio investment transactions.

Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.

3.  Custodian Fees Paid Indirectly
For the year ended April 30, 1999, custodian fees were reduced by earnings credits of $26,497 and $6,815 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.




4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value. Capital paid in for the Money Fund and the ShortTerm Fund aggregated $160,413,238 and $29,042,627, respectively. Transactions in Fund shares for the year ended April 30, 1999 and 1998 were as follows:

        MONEY FUND*                     SHORTTERM FUND

                                   SHARES               AMOUNT
       Year Ended               Year Ended              Year Ended
      4/30/99     4/30/98       4/30/99   4/30/98       4/30/99    4/30/98


Sold  340,729,327 364,568,053   2,417,264 2,728,078     24,440,324  27,392,402

Issued on reinvested dividends
      4,744,159  5,018,708      93,290    111,735       942,753     1,122,079

Redeemed
   (334,417,080) (356,682,359) 1,891,621 (3,453,934)  (19,128,842)(34,708,485)

Net increase/(decrease)
      11,056,406 12,904,402     618,933 (614,121)     $6,254,235  $(6,194,004)

* All at $1.00 per share


5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the year ended April 30, 1999 were $13,826,027 and $6,309,209, respectively. At April 30, 1999, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. Net unrealized appreciation, which amounted to $327,287 for the ShortTerm Fund, consisted of aggregate gross unrealized appreciation and (depreciation) of $334,872 and ($7,585), respectively. As of April 30, 1999, the accumulated net realized loss were $2,845 and $14,093 for the Money Fund and the ShortTerm Fund, respectively.
For tax purposes, such losses are available to offset future realized capital gains until the capital loss carryforwards expire in 2007 for the Money Fund and 2002 for the ShortTerm Fund.

6.  Financial Highlights
                             Money Fund
   Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
   4/30/99      4/30/98      4/30/97      4/30/96       4/30/95


Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period........
   $1.00        $1.00        $1.00        $1.00         $1.00
Income from investment operations:
     Net Investment Income.....................

   0.030        0.034        0.034        0.036         0.035

Less distributions:
Dividends from net investment Income
   (0.030)      (0.034)      (0.034)      (0.036)       (0.035)

Net asset value, end of period...............
   $1.00        $1.00        $1.00        $1.00         $1.00
Total return .....................................
   3.02%        3.50%        3.42%        3.69%         3.59%

Ratios/Supplemental Data

Net assets at end of period (000's)..........
   $160,410     $149,361     $136,453     $113,943      $105,647

Ratios to Average Daily Net Assets
Expenses......................................
   .39%         .26%         .20%         .20%          .07%
Expenses (Before reimbursement)DAGGER....
   .73%         .73%         .78%         .80%          1.04%
Net Investment Income....................
   2.96%        3.43%        3.36%        3.62%         3.63%

DAGGER Effective for the year ended April 30, 1996 and thereafter, expense ratios (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.


6.  Financial Highlights (continued)
                               ShortTerm Fund

   Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
   4/30/99      4/30/98      4/30/97      4/30/96       4/30/95

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period.........

   $10.05       $9.95        $9.94        $9.89         $9.86
Income from investment operations:
Net Investment income.....................
   0.40         0.42         0.43         0.42          0.42
Net realized and unrealized gain (loss)
on investments............................
   0.06         0.10         0.01         0.05          0.03
Total from investment operations........
   0.46         0.52         0.44         0.47          0.45

Less distributions:
Dividends from net investment
income......................................
   (0.40)       (0.42)       (0.43)       (0.42)        (0.42)

Net asset value, end of period................
   $10.11       $10.05       $9.95        $9.94         $9.89

Total return.....................................
   4.71%        5.23%        4.59%        4.85%         4.66%

Ratios/Supplemental Data

Net assets at end of period (000's)..........
   $29,356      $22,953      $28,853      $12,344       $11,113

Ratios to Average Daily Net Assets

Expenses......................................
   .39%         .26%         .20%.        20%           .07%
Expenses (Before reimbursement)DAGGER...
   .93%         .93%         1.18%        1.42%         1.50%
Net Investment Income.....................
   4.00%        4.20%        4.27%        4.25%         4.25%

Portfolio turnover rate...........................
   25.6%        40.2%        40.9%        83.4%         35.9%


DAGGER Effective for the year ended April 30, 1996 and thereafter, expense ratios (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.


THE FLORIDA TAXFREE FUNDS
INDEPENDENT AUDITOR'S REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS
THE FLORIDA TAXFREE FUNDS

We have audited the accompanying statements of assets and liabilities, including the statements of investments of The Florida TaxFree Money Market Fund and The Florida TaxFree ShortTerm Fund, series of The Hough Group of Funds, as of April 30, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Florida TaxFree Money Market Fund and The Florida TaxFree ShortTerm Fund, series of The Hough Group of Funds, as of April 30, 1999, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
May 27, 1999





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